INVESTED EQUITY (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTED EQUITY [Abstract]
Share capital (in shares)		0	0	0
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance		€ (62.3)	€ (4.0)	€ (100.3)
Gross effect before reclassification to profit or loss		(129.3)	(58.2)	95.9
Deferred tax		(1.8)	(0.2)	9.8
Reclassification to profit or loss		0.0	0.0	(9.4)
Equity transaction with TechnipFMC		7.3
Accumulated other comprehensive income, ending balance		(186.1)	(62.3)	(4.0)
Cash Flow Hedges [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance	[1]	(14.3)	(5.0)	18.7
Gross effect before reclassification to profit or loss	[1]	20.4	(6.3)	(34.5)
Deferred tax	[1]	(2.8)	(3.0)	10.8
Reclassification to profit or loss	[1]		0.0	0.0
Equity transaction with TechnipFMC	[1]	8.5
Accumulated other comprehensive income, ending balance	[1]	11.8	(14.3)	(5.0)
Gains (Losses) on Defined Benefit Pension Plans [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance		(23.3)	(17.3)	(19.6)
Gross effect before reclassification to profit or loss		(1.3)	(8.8)	3.3
Deferred tax		1.0	2.8	(1.0)
Reclassification to profit or loss			0.0	0.0
Equity transaction with TechnipFMC		(0.4)
Accumulated other comprehensive income, ending balance		(24.0)	(23.3)	(17.3)
Foreign Currency Translation [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance		(25.1)	18.9	(99.2)
Gross effect before reclassification to profit or loss		(147.4)	(44.0)	127.5
Deferred tax			0.0	0.0
Reclassification to profit or loss			0.0	(9.4)
Equity transaction with TechnipFMC		0.6
Accumulated other comprehensive income, ending balance		(171.9)	(25.1)	18.9
Other [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance		0.0	0.0	0.0
Gross effect before reclassification to profit or loss		0.4	0.0	0.0
Deferred tax			0.0	0.0
Reclassification to profit or loss			0.0	0.0
Equity transaction with TechnipFMC		(0.4)
Accumulated other comprehensive income, ending balance		0.0	0.0	0.0
Accumulated Other Comprehensive Income/(Loss) [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance		(62.6)	(3.3)	(100.1)
Gross effect before reclassification to profit or loss		(127.9)	(59.1)	96.3
Deferred tax		(1.8)	(0.2)	9.8
Reclassification to profit or loss		0.0	0.0	(9.4)
Equity transaction with TechnipFMC		8.3
Accumulated other comprehensive income, ending balance		(184.1)	(62.6)	(3.3)
Accumulated Other Comprehensive Income/(Loss) - Non-Controlling Interests [Member]
Accumulated other comprehensive income (loss) [Abstract]
Accumulated other comprehensive income/(loss), beginning balance		0.3	(0.6)	(0.2)
Gross effect before reclassification to profit or loss		(1.4)	0.9	(0.4)
Deferred tax			0.0	0.0
Reclassification to profit or loss			0.0	0.0
Equity transaction with TechnipFMC		(1.0)
Accumulated other comprehensive income, ending balance		€ (2.1)	€ 0.3	€ (0.6)

[1]	Cash flow hedges represent the effective portion of the change in fair value of the financial instruments qualified as cash flow hedging, as well as gains and losses corresponding to the effective portion of non-derivative financial assets or liabilities that are designated as a hedge of a foreign currency risk (see Note 1).